PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 162,283	$ 149,913
Accumulated depreciation	120,408	105,570
Depreciated cost	41,875	44,343
Depreciation expense	18,747	17,863	16,280
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	121,267	111,394
Accumulated depreciation	97,130	84,737
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	12,085	12,979
Accumulated depreciation	9,402	9,647
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	28,931	25,540
Accumulated depreciation	13,876	11,186
Equipment and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Reduction in costs	2,606	2,606
Reduction in accumulated depreciation	$ 15,670	$ 15,670